FINANCIAL INSTRUMENTS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Investment funds at fair value (Note 4)	₺ 17,557	₺ 1,682,839
Investment funds
Financial instruments
Investment funds at fair value (Note 4)	17,557	1,682,839
Level 1
Financial instruments
Investment funds at fair value (Note 4)	17,557	1,682,839
Level 1 | Investment funds
Financial instruments
Investment funds at fair value (Note 4)	₺ 17,557	₺ 1,682,839